Income Taxes (Schedule of Income before Income Tax, Domestic and Foreign) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income Tax Disclosure [Abstract]
U.S.	$ (107)	$ 157	$ (17)
International	1,035	911	801
Earnings before income taxes and noncontrolling interest	$ 928	$ 1,068	$ 784